Note 10 - Notes Payable, Related Parties - Notes Payable, Related Parties (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Debt discounts		$ 336,085
Lyle A. Berman Revocable Trust [Member] | Notes Payable 16 [Member]
Notes payable	$ 920,000	920,000
Lyle A. Berman Revocable Trust [Member] | Notes Payable 18 [Member]
Notes payable	500,000	500,000
Lyle A. Berman Revocable Trust [Member] | Notes Payable 4 [Member]
Notes payable	250,000	0
Lyle A. Berman Revocable Trust [Member] | Notes Payable 5 [Member]
Notes payable	250,000	0
Lyle A. Berman Revocable Trust [Member] | Notes Payable 7 [Member]
Notes payable	500,000	0
Lyle A. Berman Revocable Trust [Member] | Notes Payable 8 [Member]
Notes payable	250,000	0
Lyle A. Berman Revocable Trust [Member] | Notes Payable 9 [Member]
Notes payable	250,000	250,000
Lyle A. Berman Revocable Trust [Member] | Notes Payable 11 [Member]
Notes payable	250,000	250,000
Lyle A. Berman Revocable Trust [Member] | Notes Payable 12 [Member]
Notes payable	2,000,000	2,000,000
Director [Member] | Notes Payable 1 [Member]
Notes payable	100,000	0
Board of Directors Chairman [Member] | Notes Payable 17 [Member]
Notes payable	1,500,000	1,500,000
Board of Directors Chairman [Member] | Notes Payable 3 [Member]
Notes payable	750,000	0
Board of Directors Chairman [Member] | Notes Payable 10 [Member]
Notes payable	500,000	500,000
Cesar J. Gutierrez Living Trust [Member] | Notes Payable 2 [Member]
Notes payable	50,000	0
Cesar J. Gutierrez Living Trust [Member] | Notes Payable 20 [Member]
Notes payable	50,000	50,000
Cesar J. Gutierrez Living Trust [Member] | Notes Payable 14 [Member]
Notes payable	100,000	100,000
Former CFO [Member] | Notes Payable 19 [Member]
Notes payable	25,000	25,000
Former CFO [Member] | Notes Payable 13 [Member]
Notes payable	100,000	100,000
Related Party [Member]
Less: current maturities	2,543,146	0
Notes payable, related parties, less current maturities	4,171,142	3,502,243
Related Party [Member] | Notes Payable, Other Payables [Member]
Notes payable	8,595,000	6,195,000
Debt discounts	1,880,712	2,692,757
Notes payable	6,714,288	3,502,243
Less: current maturities	2,543,146	0
Notes payable, related parties, less current maturities	4,171,142	3,502,243
IG Union Bower LLC [Member] | Notes Payable 6 [Member]
Notes payable	$ 250,000	$ 0